Net Income - Other Income and Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis of income and expense [abstract]
Gain (loss) on disposal of property, plant and equipment	$ 5	$ 0	$ 3	$ (1,428)
Impairment loss on right-of-use assets	0		(420)	0
Gain on disposal of investment properties, net	0	0	0	151
Reversal of impairment loss on investment properties	107	3	83	27
Loss on disposal of intangible assets	0	0	0	(2)
Impairment loss on intangible assets	(9)	0	(29)	(9)
Other income and expenses	$ 93	$ 3	$ (369)	$ 1,595